Schedule H, line 4(i) – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4(i) – Schedule of Assets (Held at End of Year)
The Campbell's Company
401(k) Retirement Plan
Schedule H, line 4(i) – Schedule of Assets (Held at End of Year)
As of December 31, 2025
EIN: 21-0419870 PN: 008

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value

	American Funds EuroPacific Growth Fund Class R-6	Mutual Fund	N/R	$67,871,209
	PIMCO Real Return Fund Institutional Class	Mutual Fund	N/R	7,895,558
	Vanguard Equity-Income Fund Admiral Shares	Mutual Fund	N/R	143,512,029
	Vanguard Short-Term Bond Index Fund Institutional Shares	Mutual Fund	N/R	32,272,870
	Blackrock Short-Term Investment Fund	Common Collective Trust	N/R	116,076,115
	Fidelity Blue Chip Commingled Pool D	Common Collective Trust	N/R	325,296,488
	PIMCO Total Return Collective Trust Class N	Common Collective Trust	N/R	22,915,163
	T. Rowe Price Small-Cap Value Equity Trust D	Common Collective Trust	N/R	50,673,721
	Vanguard Institutional 500 Index Trust Unit D	Common Collective Trust	N/R	280,998,308
	Vanguard Institutional Extended Market Index Unit D	Common Collective Trust	N/R	97,200,782
	Vanguard Institutional Total Bond Market Index Unit D	Common Collective Trust	N/R	28,654,971
	Vanguard Institutional Total International Stock Market Index Unit D	Common Collective Trust	N/R	39,035,781
	Vanguard Target Retirement 2020 Trust I	Common Collective Trust	N/R	30,667,917
	Vanguard Target Retirement 2025 Trust I	Common Collective Trust	N/R	87,544,614
	Vanguard Target Retirement 2030 Trust I	Common Collective Trust	N/R	151,741,361
	Vanguard Target Retirement 2035 Trust I	Common Collective Trust	N/R	161,035,265
	Vanguard Target Retirement 2040 Trust I	Common Collective Trust	N/R	151,590,418
	Vanguard Target Retirement 2045 Trust I	Common Collective Trust	N/R	161,317,738
	Vanguard Target Retirement 2050 Trust I	Common Collective Trust	N/R	165,815,014
	Vanguard Target Retirement 2055 Trust I	Common Collective Trust	N/R	118,966,816
	Vanguard Target Retirement 2060 Trust I	Common Collective Trust	N/R	69,980,518
	Vanguard Target Retirement 2065 Trust I	Common Collective Trust	N/R	28,802,525
	Vanguard Target Retirement 2070 Trust I	Common Collective Trust	N/R	4,205,045
	Vanguard Target Retirement Income Trust I	Common Collective Trust	N/R	22,222,402
*	Notes receivable from participants	Interest rates from 4.50% to 10.50% Maturity dates through September 2034	$—	33,068,894
*	The Campbell's Company Stock Fund	Company Stock	N/R	48,428,156

	Total			$2,447,789,678
__________________________________________
N/R - Participant directed investment; cost not required to be reported.
*Party-in interest as defined by ERISA